Consolidated Statement of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues [Abstract]
Vessel revenue	$ 0	$ 0	$ 5,457
Vessel revenue-related party pools	162,205	78,402	57,064
Revenue, Net	162,205	78,402	62,521
Operating Expenses [Abstract]
Voyage expenses	257	(364)	123
Voyage expenses- related party	172	319	664
Vessel operating costs	77,285	61,641	26,607
Vessel operating costs-related party	9,379	7,191	2,765
Charterhire expense	5,392	17,356	51,389
Charterhire termination	0	(10,000)	0
Vessel depreciation	48,510	36,562	14,263
General and administrative expenses	22,359	29,141	33,373
General and administrative expenses-related party	6,722	4,854	2,009
Loss / write down on assets held for sale	17,354	11,433	397,472
Loss / write down on assets held for sale-related party	347	1,000	25,465
Total operating expenses	187,777	179,133	554,130
Operating loss	(25,572)	(100,731)	(491,609)
Other income (expense) [Abstract]
Interest income	1,100	933	356
Foreign exchange gain (loss)	(292)	(116)	(12)
Financial expense, net	34,962	24,921	19,524
Total other (loss) income	(34,154)	(24,104)	(19,180)
Net Income (Loss) Attributable to Parent	$ (59,726)	$ (124,835)	$ (510,789)
Basic weighted average common shares outstanding	71,794	56,174	21,410
Diluted weighted average common shares outstanding	71,794	56,174	21,410
Basic loss per share (USD per share)	$ (0.83)	$ (2.22)	$ (23.86)
Diluted loss per share (USD per share)	$ (0.83)	$ (2.22)	$ (23.86)